Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated net income	$ 120.1	$ 156.8	$ 141.2
Other comprehensive income
Foreign currency translation	(40.1)	17.7	(46.3)
Postretirement adjustments, net of tax of $14.6 in 2013, $(28.3) in 2012 and $(20.3) in 2011	853.8	(452.3)	(728.5)
Total other comprehensive income (loss)	813.7	(434.6)	(774.8)
Comprehensive income (loss)	933.8	(277.8)	(633.6)
Comprehensive income attributable to noncontrolling interests	(25.1)	(9.3)	(5.0)
Comprehensive income (loss) attributable to Unisys Corporation	$ 908.7	$ (287.1)	$ (638.6)